Supplemental Oil And Gas Data (Schedule Of Change In Standardized Measure Of Discounted Future Net Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Oil and Gas Data [Abstract]
Standardized measure of discounted future net cash flows from proved oil and gas reserves at beginning of year	$ 424,052	$ 279,151	$ 201,907
Extensions and discoveries and improved recovery, net of future production and development costs	82,246	122,580	25,450
Purchase of reserves in-place
Development costs incurred during the period	73,374	24,269	23,738
Revenues, net of production costs	(158,873)	(156,201)	(124,237)
Net change in prices	(19,986)	83,792	162,472
Changes in estimated future development costs	(93,314)	(69,428)	(8,710)
Revision of quantity estimates	39,096	116,025	23,305
Net change in income taxes	(5,817)	(50,473)	(16,462)
Accretion of discount	61,866	39,896	31,322
Changes in production rates (timing) and other	(37,864)	34,441	(39,634)
Standardized measure of discounted future net cash flows from proved oil and gas reserves at end of year	$ 364,780	$ 424,052	$ 279,151